Acquisitions, Investments and Disposals - Fair Value of Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified							1 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Jun. 18, 2010 Ramateks [Member] Fair value [Member]	Feb. 25, 2010 Donau Commodities SRL and Laminorul S.A. [Member] Fair value [Member]
Cash and cash equivalents	$ 294,958		$ 642,648				$ 360	$ 812
Other current assets	32,938		28,734				15,419	22,108
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]			7,276	36,380
Other non-current assets	183,566	[2]	203,745	[2]				365
Current liabilities	(3,756,519)		(4,739,217)				(21,025)	(30,332)
Deferred income taxes							740	(5,197)
Long-term liabilities							(2,190)	(4,779)
Fair value of net assets acquired							580	19,357
Noncontrolling interest	(362,276)		(371,337)		(319,950)	(292,732)		(1,760)
Goodwill	798,847	[3]	1,049,514	[3]	884,199	894,374	2,420
Gain from bargain purchase					(7,515)			(5,746)
Total investment							$ 3,000	$ 11,851

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(h)